FINANCIAL RISK MANAGEMENT - Financial Assets Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	S/ 8,538,612	S/ 9,850,775
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	8,538,612	9,850,775
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(3,483,068)	(3,203,097)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(3,037,898)	(3,348,855)
Net amount	2,017,646	3,298,823
Payables from derivatives [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	1,092,107	766,317
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	1,092,107	766,317
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(122,557)	(44,159)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(144,175)	(28,906)
Net amount	825,375	693,252
Available-for-sale and held-to-maturity investments pledged as collateral [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets		5,001,516
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions		0
Net of financial assets presented in the consolidated statements of financial position		5,001,516
Related amounts not offset in the consolidated statement of financial position Financial Instruments		(3,123,930)
Related amounts not offset in the consolidated statement of financial position Cash collateral received		0
Net amount		1,877,586
Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	4,288,524	4,082,942
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0	0
Net of financial assets presented in the consolidated statements of financial position	4,288,524	4,082,942
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(151,538)	(35,008)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(2,893,723)	(3,319,949)
Net amount	1,243,263	S/ 727,985
Investments At Fair Value Through Other Comprehensive Income And Amortized Cost Pledged As Collateral [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	3,157,981
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	0
Net of financial assets presented in the consolidated statements of financial position	3,157,981
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(3,208,973)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	0
Net amount	S/ 50,992